Tax-Managed International Equity Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 9.0%
AGL Energy, Ltd.	18,091	$214,296
Ampol, Ltd.	4,560	85,477
ASX, Ltd.	638	37,591
Atlas Arteria, Ltd.	10,339	48,323
Atlassian Corp. PLC, Class A(1)	1,800	317,970
Aurizon Holdings, Ltd.	7,700	24,555
AusNet Services	95,565	122,105
BHP Group, Ltd.	8,972	236,222
Brambles, Ltd.	17,422	134,511
Charter Hall Group	4,698	35,023
Charter Hall Long Wale REIT	6,388	21,032
Coca-Cola Amatil, Ltd.	15,577	90,915
Commonwealth Bank of Australia	4,049	205,992
Computershare, Ltd.	10,972	105,011
Cromwell Property Group(2)	28,254	17,928
Crown Resorts, Ltd.	4,819	30,809
CSL, Ltd.	2,517	489,563
Dexus	13,975	84,834
Domain Holdings Australia, Ltd.(2)	11,297	26,595
Domino’s Pizza Enterprises, Ltd.(2)	933	49,266
GPT Group (The)	22,015	60,921
GWA Group, Ltd.	11,241	22,851
Hansen Technologies, Ltd.	14,633	30,612
Harvey Norman Holdings, Ltd.(2)	17,000	44,942
Inghams Group, Ltd.(2)	17,894	42,166
Integrated Research, Ltd.	9,777	28,390
IRESS, Ltd.	3,720	27,329
James Hardie Industries PLC CDI	4,004	82,640
JB Hi-Fi, Ltd.(2)	3,464	113,445
Link Administration Holdings, Ltd.	13,718	38,957
Medibank Pvt, Ltd.	16,474	32,900
Mirvac Group	41,842	62,265
National Australia Bank, Ltd.	5,991	74,792
Newcrest Mining, Ltd.	2,354	59,970
Northern Star Resources, Ltd.	3,606	40,927
Oil Search, Ltd.	19,405	40,052
Orica, Ltd.	4,147	51,369
Qantas Airways, Ltd.	19,011	43,588
REA Group, Ltd.(2)	1,183	91,351
Rio Tinto, Ltd.(2)	2,553	186,851
Santos, Ltd.	13,252	49,500
Scentre Group	51,564	74,731
Shopping Centres Australasia Property Group	20,523	31,583
Sonic Healthcare, Ltd.	1,319	30,198
Spark Infrastructure Group	66,000	106,502
Star Entertainment Group, Ltd. (The)	18,186	32,881
Suncorp Group, Ltd.	4,024	24,578
Sydney Airport	17,791	66,633
Tabcorp Holdings, Ltd.	14,343	36,271
Technology One, Ltd.	10,774	64,655
Telstra Corp., Ltd.	119,713	286,655
TPG Telecom, Ltd.(1)	9,828	56,454

Security	Shares	Value
Transurban Group	15,294	$151,281
Tuas, Ltd.(1)(2)	4,914	2,475
Vocus Group, Ltd.(1)	18,112	37,355
Washington H. Soul Pattinson & Co., Ltd.(2)	4,310	60,127
Wesfarmers, Ltd.	10,096	335,669
Westpac Banking Corp.	8,556	102,747
Woodside Petroleum, Ltd.	12,096	172,079
Woolworths Group, Ltd.	14,196	393,003

		$5,669,713

Austria — 1.1%
ams AG(1)	3,049	$51,286
ANDRITZ AG	1,052	35,320
BAWAG Group AG(1)(3)	822	30,177
CA Immobilien Anlagen AG(1)	2,034	63,751
Erste Group Bank AG(1)	2,269	50,788
IMMOFINANZ AG(1)(2)	1,276	21,047
Lenzing AG(1)	466	21,682
Oesterreichische Post AG(2)	768	24,573
OMV AG(1)	2,994	94,556
S&T AG(1)	1,191	32,298
Telekom Austria AG(1)	8,000	60,062
Verbund AG	2,140	112,296
Wienerberger AG(1)	2,605	59,949

		$657,785

Belgium — 2.2%
Ackermans & van Haaren NV(1)	184	$23,631
Ageas S.A./NV	1,164	43,576
Anheuser-Busch InBev S.A./NV	2,330	126,526
Barco NV	4,389	86,466
Befimmo S.A.	1,120	50,805
Bekaert S.A.	2,338	45,521
bpost S.A.	3,481	22,642
Cofinimmo S.A.	488	69,654
Colruyt S.A.	478	27,761
D’Ieteren S.A./NV	637	34,387
Econocom Group S.A./NV	10,730	29,787
Elia Group S.A./NV	938	102,089
Euronav S.A.	5,526	53,560
Groupe Bruxelles Lambert S.A.	459	39,814
KBC Ancora(1)	539	18,024
Orange Belgium S.A.	3,259	54,567
Proximus SADP	5,756	118,407
Sofina S.A.	150	42,014
Solvay S.A.	1,005	78,001
Tessenderlo Group S.A.(1)	1,340	39,798
UCB S.A.	1,564	200,961
Warehouses De Pauw CVA	2,032	65,395

		$1,373,386

Denmark — 2.4%
ALK-Abello A/S(1)	138	$39,157
Bakkafrost P/F(1)	532	32,454

Security	Shares	Value
Carlsberg A/S, Class B	904	$133,511
Chr. Hansen Holding A/S	850	96,996
Drilling Co. of 1972 A/S (The)(1)	483	11,090
DSV PANALPINA A/S	1,008	137,930
ISS A/S(1)	813	12,547
Jyske Bank A/S(1)	949	30,261
Novo Nordisk A/S, Class B	2,676	175,579
Novozymes A/S, Class B	1,992	119,160
Orsted A/S(3)	1,640	234,496
Pandora A/S	1,743	110,857
Ringkjoebing Landbobank A/S	652	48,482
Rockwool International A/S, Class B	97	31,293
Royal Unibrew A/S(1)	464	46,942
SimCorp A/S	792	92,478
Sydbank A/S(1)	1,310	24,881
Topdanmark A/S	972	41,569
Tryg A/S	1,584	46,611
Vestas Wind Systems A/S	342	43,839

		$1,510,133

Finland — 2.3%
Citycon Oyj(2)	2,400	$17,441
Elisa Oyj	2,351	139,434
Fortum Oyj(2)	7,644	155,149
Huhtamaki Oyj(1)	736	32,808
Kemira Oyj	2,727	36,118
Kesko Oyj, Class B	7,675	162,741
Kone Oyj, Class B	1,663	132,057
Neste Oyj	4,017	184,507
Nokia Oyj(1)	23,544	113,014
Nordea Bank Abp(1)	10,249	79,164
Orion Oyj, Class B	2,432	106,106
Sampo Oyj, Class A	1,342	48,506
TietoEVRY Oyj	956	28,080
Tokmanni Group Corp.	7,427	139,340
UPM-Kymmene Oyj	2,265	60,461
Valmet Oyj	1,377	38,578

		$1,473,504

France — 9.0%
Air Liquide S.A.	4,818	$792,466
Alstom S.A.(1)	840	46,807
Altarea SCA	208	28,537
Alten S.A.(1)	634	49,708
Atos SE(1)	1,046	89,443
AXA S.A.	8,332	167,171
BNP Paribas S.A.(1)	1,912	77,137
Bouygues S.A.(1)	1,100	38,859
Cie Generale des Etablissements Michelin SCA	484	50,126
CNP Assurances(1)	2,759	33,511
Covivio	1,309	94,075
Danone S.A.	2,873	192,299
Dassault Systemes SE	1,540	280,424
Devoteam S.A.	244	28,016
Engie S.A.(1)	22,570	300,659

Security	Shares	Value
EssilorLuxottica S.A.(1)	1,642	$218,706
Eurazeo SE(1)	634	33,183
Eutelsat Communications S.A.	985	9,961
Gecina S.A.	1,055	136,857
Getlink SE(1)	2,197	33,055
Hermes International	100	81,074
Ingenico Group S.A.(1)	754	122,022
Legrand S.A.	560	43,321
LVMH Moet Hennessy Louis Vuitton SE	650	282,648
Orange S.A.	31,518	369,419
Pernod-Ricard S.A.	1,615	277,537
Quadient	1,050	15,524
Renault S.A.(1)	569	13,522
Safran S.A.(1)	692	73,595
Sanofi	5,890	618,433
SCOR SE(1)	1,880	48,385
Societe BIC S.A.	422	25,000
Suez S.A.	5,207	68,674
Teleperformance	177	51,802
Thales S.A.	600	43,375
TOTAL SE	11,380	430,661
Unibail-Rodamco-Westfield(2)	1,203	63,103
Veolia Environnement S.A.	5,261	120,517
Vinci S.A.	1,159	99,749
Vivendi S.A.	3,561	94,496
Wendel SE	356	33,413

		$5,677,270

Germany — 9.0%
adidas AG(1)	579	$159,675
Allianz SE	1,358	281,750
Aroundtown S.A.(1)	9,891	59,559
BASF SE	6,113	337,230
Bayer AG	2,172	144,294
Bayerische Motoren Werke AG	1,291	82,560
Beiersdorf AG	2,259	269,737
Continental AG	589	56,897
Delivery Hero SE(1)(3)	754	86,553
Deutsche Boerse AG	570	103,708
Deutsche Lufthansa AG(1)	2,863	25,118
Deutsche Telekom AG	26,429	441,226
Deutsche Wohnen SE	3,837	186,695
E.ON SE	27,081	317,931
Fraport AG Frankfurt Airport Services Worldwide(1)	341	13,330
Fresenius SE & Co. KGaA(1)	2,385	118,996
HeidelbergCement AG	818	45,395
Henkel AG & Co. KGaA	2,341	203,412
Hochtief AG	235	19,188
HUGO BOSS AG	915	24,925
Knorr-Bremse AG	346	40,485
KWS Saat SE and Co. KGaA	425	32,929
Merck KGaA	988	126,272
Metro AG	7,704	70,287
MTU Aero Engines AG(1)	354	61,379
Muenchener Rueckversicherungs-Gesellschaft AG	660	174,948
Puma SE(1)	927	72,156

Security	Shares	Value
Rational AG	97	$57,614
RWE AG	7,472	281,652
SAP SE	4,054	639,937
Siemens AG	2,649	337,578
Siemens Healthineers AG(3)	1,428	74,344
Symrise AG	1,413	176,640
TAG Immobilien AG	1,340	35,234
Telefonica Deutschland Holding AG(3)	39,958	109,028
Vonovia SE	4,578	295,903
Zalando SE(1)(3)	1,079	77,893

		$5,642,458

Hong Kong — 4.4%
AIA Group, Ltd.	24,000	$216,407
Alibaba Health Information Technology, Ltd.(1)	102,000	282,345
ASM Pacific Technology, Ltd.	3,600	40,634
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(2)	33,000	39,425
BOC Hong Kong Holdings, Ltd.	7,000	19,516
Budweiser Brewing Co. APAC Ltd.(3)	48,200	174,908
Cafe de Coral Holdings, Ltd.	22,000	44,091
China Youzan, Ltd.(1)	492,000	108,139
Chow Tai Fook Jewellery Group, Ltd.	63,400	68,331
CK Hutchison Holdings, Ltd.	22,000	143,656
CLP Holdings, Ltd.	15,000	141,835
Dairy Farm International Holdings, Ltd.	13,400	57,575
Hang Lung Properties, Ltd.	14,000	34,347
Hang Seng Bank, Ltd.	2,400	37,763
Henderson Land Development Co., Ltd.	15,260	57,111
HK Electric Investments & HK Electric Investments, Ltd.	34,000	35,186
HKBN, Ltd.	35,000	64,655
HKT Trust and HKT, Ltd.	89,000	131,140
Hong Kong & China Gas Co., Ltd.	71,578	102,559
Hong Kong Exchanges & Clearing, Ltd.	2,200	104,749
Hongkong Land Holdings, Ltd.	8,100	30,854
Jardine Matheson Holdings, Ltd.	2,800	114,512
Jardine Strategic Holdings, Ltd.	1,800	36,261
Kerry Properties, Ltd.	10,000	23,796
Link REIT	9,000	69,832
MTR Corp., Ltd.	12,500	62,121
Nexteer Automotive Group, Ltd.(2)	48,000	30,434
NOVA Group Holdings, Ltd.(2)	80,000	1,495
NWS Holdings, Ltd.	25,000	19,379
Power Assets Holdings, Ltd.	14,000	77,967
Sands China, Ltd.	24,000	91,508
Shangri-La Asia, Ltd.	48,000	34,731
SJM Holdings, Ltd.	36,000	40,621
Sun Hung Kai Properties, Ltd.	5,000	60,809
SUNeVision Holdings, Ltd.	42,000	31,395
Swire Pacific, Ltd., Class A	4,000	19,697
Town Health International Medical Group, Ltd.(1)(4)	266,000	0
VSTECS Holdings, Ltd.	60,000	35,269
VTech Holdings, Ltd.	3,500	18,988
Wharf Real Estate Investment Co., Ltd.(2)	10,000	35,369

Security	Shares	Value
Yue Yuen Industrial Holdings, Ltd.	22,000	$34,917

		$2,774,327

Ireland — 2.4%
AIB Group PLC(1)	48,209	$60,460
Bank of Ireland Group PLC(1)	42,431	88,154
CRH PLC	7,177	261,304
Flutter Entertainment PLC(1)	2,004	303,642
Grafton Group PLC	3,665	30,685
ICON PLC(1)	980	181,751
Irish Residential Properties REIT PLC	42,500	72,530
Kerry Group PLC, Class A	1,947	257,873
Kingspan Group PLC	3,244	232,725
UDG Healthcare PLC	4,495	41,735

		$1,530,859

Israel — 2.1%
Amot Investments, Ltd.	5,499	$26,782
Azrieli Group, Ltd.	1,206	58,658
Bank Hapoalim B.M.	3,259	19,665
Bank Leumi Le-Israel B.M.	9,550	48,413
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	163,729	163,371
Check Point Software Technologies, Ltd.(1)	385	48,260
Elbit Systems, Ltd.	1,014	143,293
Electra, Ltd.	173	80,049
Fattal Holdings 1998, Ltd.(1)	320	12,773
First International Bank of Israel, Ltd.	1,152	26,508
ICL Group, Ltd	34,547	107,836
Kenon Holdings, Ltd.	2,504	51,610
Melisron, Ltd.	729	27,836
Mizrahi Tefahot Bank, Ltd.	1,469	30,790
Nice, Ltd.(1)	490	100,639
Oil Refineries, Ltd.	139,185	25,959
Paz Oil Co., Ltd.	650	51,651
Reit 1, Ltd.	7,407	29,354
Shufersal, Ltd.	7,005	49,330
Strauss Group, Ltd.	3,028	86,439
Teva Pharmaceutical Industries, Ltd. ADR(1)	11,617	134,060

		$1,323,276

Italy — 4.6%
Assicurazioni Generali SpA	4,184	$62,826
ASTM SpA(1)	2,079	44,196
Atlantia SpA(1)(2)	4,194	67,193
Autogrill SpA(1)	2,584	12,359
Bio-On SpA(1)(4)	2,850	0
Brunello Cucinelli SpA(1)	1,252	36,468
Cementir Holding NV	6,913	48,026
COSMO Pharmaceuticals NV(1)(2)	417	39,954
Davide Campari-Milano NV	18,866	190,459
De’Longhi SpA(1)	1,200	37,563
DiaSorin SpA	977	192,714
Enav SpA(3)	5,849	23,920
Enel SpA	29,175	267,258

Security	Shares	Value
Eni SpA	21,212	$188,952
Ferrari NV	1,054	188,471
IMA Industria Macchine Automatiche SpA(1)(2)	484	38,552
Infrastrutture Wireless Italiane SpA(3)	25,801	260,350
Interpump Group SpA	778	25,583
Intesa Sanpaolo SpA(1)	54,086	110,246
Italgas SpA	7,381	47,399
Italmobiliare SpA	1,360	47,247
Leonardo SpA	4,673	30,006
Mediaset SpA(1)(2)	9,790	17,439
Mediobanca Banca di Credito Finanziario SpA	2,651	21,410
Poste Italiane SpA(3)	5,564	51,125
Prada SpA(1)	6,900	26,636
RAI Way SpA(3)	4,122	27,143
Recordati SpA	2,026	108,817
Reply SpA	996	91,643
Retelit SpA	14,503	33,058
Salvatore Ferragamo SpA(1)	2,265	30,495
Saras SpA(1)	14,538	10,782
STMicroelectronics NV	12,157	343,893
Technogym SpA(1)(3)	2,741	23,333
Terna Rete Elettrica Nazionale SpA	12,961	96,725
Unione di Banche Italiane SpA(1)(2)	9,342	39,765
UnipolSai Assicurazioni SpA	10,716	27,521

		$2,909,527

Japan — 12.5%
Activia Properties, Inc.	6	$19,745
Aeon Mall Co., Ltd.	1,800	21,443
Air Water, Inc.	2,000	25,931
Ajinomoto Co., Inc.	2,100	37,925
ANA Holdings, Inc.(1)	1,100	22,775
Asahi Group Holdings, Ltd.	1,200	39,115
Asahi Kasei Corp.	6,000	43,159
Bandai Namco Holdings, Inc.	1,300	71,789
Bridgestone Corp.	900	26,510
Canon, Inc.	3,000	48,278
Central Japan Railway Co.	200	24,262
Chubu Electric Power Co., Inc.	6,200	73,725
Chugai Pharmaceutical Co., Ltd.	2,700	121,903
Chugoku Electric Power Co., Inc. (The)	4,500	54,914
Citizen Watch Co., Ltd.	8,200	22,350
Daicel Corp.	3,400	22,738
Daido Steel Co., Ltd.	700	19,745
Daiichi Sankyo Co., Ltd.	1,200	106,184
Daikin Industries, Ltd.	500	87,973
Daiwa House REIT Investment Corp.	23	59,803
Daiwa Securities Group, Inc.	7,000	31,082
Dentsu Group, Inc.	1,000	22,310
East Japan Railway Co.	600	34,587
ENEOS Holdings, Inc.	37,400	131,147
FamilyMart Co., Ltd.(2)	2,000	44,896
Fast Retailing Co., Ltd.	100	53,180
Frontier Real Estate Investment Corp.	8	22,296
FUJIFILM Holdings Corp.	1,700	76,028
GLP J-REIT	28	46,702

Security	Shares	Value
Hankyu Hanshin Holdings, Inc.	1,000	$28,640
Hirose Electric Co., Ltd.	315	33,038
Hitachi, Ltd.	1,900	56,913
Hulic Co., Ltd.	4,000	34,383
Inpex Corp.	11,000	62,788
ITOCHU Corp.	1,500	32,889
Iwatani Corp.	1,000	35,319
Japan Airlines Co., Ltd.	900	14,569
Japan Exchange Group, Inc.	2,100	49,866
Japan Hotel REIT Investment Corp.	63	22,853
Japan Post Bank Co., Ltd.	4,800	35,810
Japan Post Holdings Co., Ltd.	5,300	36,198
Japan Prime Realty Investment Corp.	11	28,909
Japan Real Estate Investment Corp.	11	56,126
Japan Retail Fund Investment Corp.	31	37,274
Japan Tobacco, Inc.	3,200	54,696
JFE Holdings, Inc.	4,200	27,568
Kajima Corp.	2,000	21,970
Kakaku.com, Inc.	1,900	45,874
Kamigumi Co., Ltd.	1,500	27,376
Kansai Electric Power Co., Inc. (The)	8,700	82,756
Kansai Paint Co., Ltd.	1,400	26,831
Kao Corp.	1,000	72,544
KDDI Corp.	6,400	203,504
Kenedix Office Investment Corp.	6	32,650
Keyence Corp.	400	168,675
Kintetsu Group Holdings Co., Ltd.	800	31,170
Kirin Holdings Co., Ltd.	2,400	46,245
Kuraray Co., Ltd.	2,500	24,479
Kyushu Electric Power Co., Inc.	4,800	40,312
Lion Corp.	2,100	54,584
Makita Corp.	1,000	38,429
Marubeni Corp.	7,000	32,227
Maruichi Steel Tube, Ltd.	1,200	28,416
MEIJI Holdings Co., Ltd.	500	39,262
Mitsubishi Chemical Holdings Corp.	5,000	26,864
Mitsubishi Corp.	1,300	26,195
Mitsubishi Estate Co., Ltd.	5,400	77,573
Mitsubishi UFJ Financial Group, Inc.	32,200	120,664
Mitsui & Co., Ltd.	3,900	58,305
Mizuho Financial Group, Inc.	67,300	82,042
Mori Hills REIT Investment Corp.	25	32,418
MS&AD Insurance Group Holdings, Inc.	1,800	45,230
Murata Manufacturing Co., Ltd.	1,500	96,346
NEC Corp.	1,500	84,038
NH Foods, Ltd.	1,000	43,952
Nintendo Co., Ltd.	300	131,943
Nippon Accommodations Fund, Inc.	8	51,624
Nippon Building Fund, Inc.	11	61,500
Nippon Paint Holdings Co., Ltd.	1,200	82,057
Nippon Prologis REIT, Inc.	26	89,752
Nippon Shokubai Co., Ltd.	600	29,823
Nippon Steel Corp.	4,500	36,897
Nippon Telegraph & Telephone Corp.	6,800	157,838
Nissan Chemical Corp.	900	47,665
Nissin Foods Holdings Co., Ltd.	400	36,132
Nitori Holdings Co., Ltd.	400	87,574

Security	Shares	Value
Nomura Real Estate Master Fund, Inc.	21	$26,044
Nomura Research Institute, Ltd.	2,000	52,787
NTT Data Corp.	4,400	50,025
NTT DoCoMo, Inc.	9,200	253,286
Obic Co., Ltd.	300	53,799
Oji Holdings Corp.	4,300	18,045
Olympus Corp.	5,100	91,731
Ono Pharmaceutical Co., Ltd.	2,500	70,268
Oriental Land Co., Ltd.	500	60,321
ORIX Corp.	3,500	37,853
Orix JREIT, Inc.	26	33,542
Otsuka Holdings Co., Ltd.	2,400	99,537
Pan Pacific International Holdings Corp.	2,000	45,330
Rakuten, Inc.	3,000	27,568
Recruit Holdings Co., Ltd.	2,300	71,750
Resona Holdings, Inc.	7,500	24,587
Ricoh Co., Ltd.	4,000	25,759
Rinnai Corp.	600	49,178
Sekisui House, Ltd.(2)	2,000	36,528
Seven & i Holdings Co., Ltd.	2,200	66,483
Shikoku Electric Power Co., Inc.	5,200	34,990
Shimadzu Corp.	1,200	30,623
Shimano, Inc.	300	65,141
Shin-Etsu Chemical Co., Ltd.	1,300	152,150
Shionogi & Co., Ltd.	1,100	65,440
Sompo Holdings, Inc.	1,600	52,727
Sony Corp.	1,600	124,312
Subaru Corp.	1,100	20,776
Sumitomo Corp.	1,600	17,776
Sumitomo Mitsui Financial Group, Inc.	3,500	93,263
Sumitomo Mitsui Trust Holdings, Inc.	1,500	38,511
Suntory Beverage & Food, Ltd.	900	33,972
Suzuki Motor Corp.	1,000	32,813
Sysmex Corp.	500	38,448
Taiheiyo Cement Corp.	1,500	32,554
Taiyo Nippon Sanso Corp.	1,300	20,506
Takeda Pharmaceutical Co., Ltd.	3,800	137,814
TEIJIN, Ltd.	1,400	20,218
Terumo Corp.	1,800	68,096
Toho Gas Co., Ltd.	1,500	65,459
Tokio Marine Holdings, Inc.	2,000	84,450
Tokyo Gas Co., Ltd.	3,800	80,682
Tokyu Corp.	2,000	22,258
Toppan Printing Co., Ltd.	2,000	29,983
Toray Industries, Inc.	9,300	40,256
Toshiba Corp.	1,800	55,046
Toyo Suisan Kaisha, Ltd.	1,000	60,795
Toyobo Co., Ltd.	1,800	25,013
Toyota Motor Corp.	2,600	154,346
Trend Micro, Inc.	600	35,189
Tsuruha Holdings, Inc.	200	27,733
Unicharm Corp.	1,500	67,849
United Urban Investment Corp.	36	35,009
West Japan Railway Co.	400	17,274
Yakult Honsha Co., Ltd.	600	34,293
Yamato Holdings Co., Ltd.	2,000	51,571
Yamato Kogyo Co., Ltd.	1,000	20,400

Security	Shares	Value
Yamazaki Baking Co., Ltd.	2,000	$33,560
Z Holdings Corp.	11,200	59,559

		$7,859,346

Netherlands — 4.7%
ABN AMRO Bank NV(3)	1,800	$14,950
Accell Group(1)	1,483	41,607
Akzo Nobel NV	2,765	260,530
ASML Holding NV	1,092	388,247
ASR Nederland NV	1,620	52,338
Corbion NV	2,072	79,534
Eurocommercial Properties NV	1,255	15,515
Euronext NV(3)	412	47,593
GrandVision NV(1)(3)	1,280	36,715
IMCD NV	840	86,862
ING Groep NV(1)	19,984	139,346
Koninklijke KPN NV(2)	57,331	151,033
Koninklijke Philips NV(1)	7,493	387,170
Koninklijke Vopak NV	1,452	79,378
NN Group NV	1,302	47,656
Prosus NV(1)	3,222	313,587
QIAGEN NV	1,735	86,655
Randstad NV	1,087	52,358
Signify NV(1)(3)	769	23,072
Unilever NV	7,819	462,027
Wolters Kluwer NV	2,003	158,086

		$2,924,259

New Zealand — 1.1%
a2 Milk Co., Ltd.(1)	5,085	$70,859
Auckland International Airport, Ltd.	12,240	52,177
Contact Energy, Ltd.	9,580	37,267
Fisher & Paykel Healthcare Corp., Ltd.	3,040	72,821
Fletcher Building, Ltd.	36,303	81,604
Goodman Property Trust	27,739	41,041
Mercury NZ, Ltd.	13,643	42,415
Precinct Properties New Zealand, Ltd.	27,851	31,758
Pushpay Holdings, Ltd.(1)	6,583	34,799
Restaurant Brands New Zealand, Ltd.(1)	1,138	9,024
SKYCITY Entertainment Group, Ltd.	23,126	38,291
Spark New Zealand, Ltd.	29,667	97,223
Xero, Ltd.(1)	840	53,839
Z Energy, Ltd.	22,601	42,282

		$705,400

Norway — 2.3%
Atea ASA	6,274	$72,848
Borregaard ASA	5,977	79,729
DNB ASA(1)	6,391	98,162
Entra ASA(3)	6,540	92,325
Equinor ASA	8,940	134,039
Europris ASA(3)	9,810	48,227
Fjordkraft Holding ASA(3)	4,604	40,960
Gjensidige Forsikring ASA(1)	1,701	34,969

Security	Shares	Value
Golar LNG, Ltd.(1)(2)	2,500	$18,750
Kongsberg Gruppen ASA	1,873	28,423
Mowi ASA(2)	4,027	73,135
Nordic Nanovector ASA(1)(2)	8,892	21,684
Opera, Ltd. ADR(1)(2)	6,200	61,566
Orkla ASA	8,207	80,723
Scatec Solar ASA(3)	3,300	57,521
SFL Corp, Ltd.	2,400	19,944
SpareBank 1 SMN	3,485	30,026
SpareBank 1 SR-Bank ASA(1)	2,455	19,471
Telenor ASA	9,462	146,271
Tomra Systems ASA(1)	2,037	83,869
Veidekke ASA(1)	5,744	78,128
Yara International ASA	3,318	139,966

		$1,460,736

Portugal — 1.1%
Banco Comercial Portugues S.A.(1)	599,339	$69,119
Corticeira Amorim SGPS S.A.	2,318	26,919
CTT-Correios de Portugal S.A.(1)	18,519	49,449
EDP-Energias de Portugal S.A.	23,100	116,102
EDP Renovaveis S.A.	2,527	41,296
Galp Energia SGPS S.A., Class B	7,678	80,395
Jeronimo Martins SGPS S.A.	7,890	132,286
Navigator Co. S.A. (The)(1)	20,914	51,892
NOS SGPS S.A.	22,214	98,170
Semapa-Sociedade de Investimento e Gestao	1,523	13,701

		$679,329

Singapore — 2.3%
Ascendas Real Estate Investment Trust	23,500	$60,829
CapitaLand Commercial Trust, Ltd.	20,500	24,174
CapitaLand Mall Trust	15,800	21,838
ComfortDelGro Corp., Ltd.	36,500	36,314
Ezion Holdings, Ltd.(1)(4)	160,000	0
Flex, Ltd.(1)	9,357	107,512
Genting Singapore, Ltd.	146,700	78,698
Hutchison Port Holdings Trust	187,500	20,331
Jardine Cycle & Carriage, Ltd.	2,600	38,123
Keppel Infrastructure Trust	106,657	42,436
Mapletree Industrial Trust	17,200	41,123
Mapletree Logistics Trust	30,900	48,132
Oversea-Chinese Banking Corp., Ltd.	14,700	92,077
Raffles Medical Group, Ltd.(2)	38,400	24,537
SATS, Ltd.(2)	7,300	14,632
Sembcorp Industries, Ltd.	21,400	27,016
Singapore Airlines, Ltd.	14,800	36,919
Singapore Exchange, Ltd.	7,000	41,757
Singapore Post, Ltd.	26,100	13,558
Singapore Technologies Engineering, Ltd.	19,500	46,642
Singapore Telecommunications, Ltd.	108,900	197,640
Suntec Real Estate Investment Trust	27,000	26,493
United Overseas Bank, Ltd.	4,500	63,358
Venture Corp., Ltd.	7,600	99,252

Security	Shares	Value
Wilmar International, Ltd.	69,400	$234,586

		$1,437,977

Spain — 4.1%
Acerinox S.A.(1)	4,630	$39,921
Aena SME S.A.(1)(3)	685	89,314
Almirall S.A.(1)	2,800	30,990
Amadeus IT Group S.A.	5,033	251,324
Applus Services S.A.(1)	2,203	17,076
Banco Bilbao Vizcaya Argentaria S.A.	14,580	45,398
Banco Santander S.A.(1)	62,097	133,165
CaixaBank S.A.	13,396	28,815
Cellnex Telecom S.A.(3)	1,600	100,695
Cia de Distribucion Integral Logista Holdings S.A.	1,300	24,272
Coca-Cola European Partners PLC	5,000	205,850
Ebro Foods S.A.	2,380	53,377
Endesa S.A.	1,800	51,348
Faes Farma S.A.	12,615	53,093
Ferrovial S.A.	5,203	127,406
Grifols S.A.(2)	6,503	189,468
Iberdrola S.A.	26,615	343,976
Industria de Diseno Textil S.A.	9,271	245,662
Merlin Properties Socimi S.A.	18,477	152,869
Red Electrica Corp. S.A.	1,244	24,252
Repsol S.A.	27,886	219,902
Telefonica S.A.	26,585	111,338
Tubacex S.A.(1)(2)	12,500	16,027

		$2,555,538

Sweden — 4.7%
Alfa Laval AB(1)	2,000	$47,377
Arjo AB, Class B	8,801	54,578
Assa Abloy AB, Class B	2,883	63,646
Attendo AB(1)(3)	5,579	29,191
Avanza Bank Holding AB	5,229	101,960
Axfood AB	2,453	55,200
BillerudKorsnas AB	2,548	40,707
BioGaia AB, Class B	921	58,873
Bonava AB, Class B	2,000	13,473
Castellum AB	6,400	137,642
Elekta AB, Class B(2)	9,796	100,953
Epiroc AB, Class A	2,897	40,506
Essity AB, Class B(1)	4,649	153,391
Fabege AB	7,085	90,866
Fingerprint Cards AB, Class B(1)(2)	20,825	38,675
Granges AB(1)	4,911	39,668
Hennes & Mauritz AB, Class B(2)	8,337	129,952
Hexpol AB(1)	5,839	38,850
Holmen AB, Class B(1)	2,532	87,263
Husqvarna AB, Class B	3,790	36,270
ICA Gruppen AB	1,559	76,583
JM AB	2,031	60,248
Lundin Energy AB	4,713	109,934
Modern Times Group MTG AB, Class B(1)	3,758	51,261
Mycronic AB	2,681	51,030

Security	Shares	Value
NetEnt AB	6,918	$60,993
Nibe Industrier AB, Class B(1)	1,531	36,838
Nordic Entertainment Group AB, Class B(1)	1,265	53,002
Nyfosa AB(1)	5,600	41,915
Pandox AB(1)	1,500	18,936
Securitas AB, Class B(1)	1,900	28,330
Skandinaviska Enskilda Banken AB, Class A(1)	10,460	101,201
Skanska AB, Class B(1)	1,238	24,991
Svenska Cellulosa AB SCA, Class B(1)	9,048	109,886
Svenska Handelsbanken AB, Class A(1)	9,558	90,136
Swedish Orphan Biovitrum AB(1)	3,766	79,141
Tele2 AB, Class B	4,040	57,317
Telefonaktiebolaget LM Ericsson, Class B	22,227	258,613
Telia Co. AB	41,615	162,162
Trelleborg AB, Class B(1)	1,700	26,402
Volvo AB, Class B(1)	2,772	47,905
Wallenstam AB, Class B	3,540	44,306

		$2,950,171

Switzerland — 9.3%
Adecco Group AG	1,216	$57,461
ALSO Holding AG	375	98,935
Baloise Holding AG	396	60,420
Banque Cantonale Vaudoise	570	59,725
Belimo Holding AG	7	55,609
BKW AG	330	31,868
Cembra Money Bank AG	670	73,154
Cie Financiere Richemont S.A.	8,503	527,876
Comet Holding AG	287	44,359
DKSH Holding AG	773	49,647
dormakaba Holding AG	68	38,081
Ems-Chemie Holding AG	243	209,848
Flughafen Zurich AG(1)	187	23,708
Forbo Holding AG	26	40,550
Geberit AG	221	121,974
Givaudan S.A.	85	352,046
Helvetia Holding AG	425	38,516
Implenia AG	883	38,839
Ina Invest Holding AG(1)	176	3,656
Inficon Holding AG	86	70,839
Intershop Holding AG	78	47,702
Kuehne & Nagel International AG(1)	464	79,987
Landis+Gyr Group AG(1)	1,111	67,854
Logitech International S.A.	2,351	171,502
Mobilezone Holding AG	4,644	37,234
Nestle S.A.	7,108	845,295
Novartis AG	3,902	321,397
Partners Group Holding AG	131	126,901
PSP Swiss Property AG	649	72,097
Roche Holding AG	1,070	370,601
Schindler Holding AG	219	54,806
Schindler Holding AG PC	353	89,727
Schweiter Technologies AG	26	32,241
SGS S.A., Class R	46	120,467
SIG Combibloc Group AG	3,912	68,438
Sika AG	1,308	287,409

Security	Shares	Value
Sonova Holding AG(1)	345	$78,006
Stadler Rail AG(1)(2)	954	38,001
Swatch Group AG (The)	155	32,495
Swiss Life Holding AG	264	96,477
Swiss Prime Site AG	1,328	121,198
Swiss Re AG	1,673	132,015
Swisscom AG(2)	445	236,547
Valiant Holding AG	270	25,158
Valora Holding AG(1)	245	40,131
Zehnder Group AG	691	30,355
Zurich Insurance Group AG	683	252,575

		$5,873,727

United Kingdom — 8.7%
3i Group PLC	3,933	$45,271
Assura PLC	34,782	35,862
AstraZeneca PLC	2,948	325,694
Auto Trader Group PLC(3)	12,550	87,668
Avast PLC(3)	12,144	91,052
Aveva Group PLC	907	48,949
Aviva PLC	13,649	46,940
BAE Systems PLC	8,600	55,117
Barclays PLC(1)	39,897	51,726
Barratt Developments PLC	3,866	25,681
Bellway PLC	608	20,134
Berkeley Group Holdings PLC	552	32,028
BHP Group PLC	7,729	167,127
Big Yellow Group PLC	2,400	31,999
BMO Commercial Property Trust	14,249	10,882
BP PLC	66,266	239,983
BT Group PLC	55,954	71,898
Bunzl PLC	1,400	40,104
Compass Group PLC	5,483	75,442
Croda International PLC	489	36,496
Derwent London PLC	1,020	38,375
Diageo PLC	4,200	153,681
Direct Line Insurance Group PLC	9,041	34,986
Elementis PLC	14,188	11,836
Essentra PLC	5,799	22,939
Experian PLC	1,492	52,116
Ferguson PLC	689	60,738
Fresnillo PLC	4,030	65,449
GlaxoSmithKline PLC	7,783	155,040
Great Portland Estates PLC	4,065	31,346
Halma PLC	5,460	155,085
Howden Joinery Group PLC	5,263	33,586
HSBC Holdings PLC	30,835	138,844
Imperial Brands PLC	1,796	29,923
InterContinental Hotels Group PLC	671	30,907
Intertek Group PLC	543	38,189
Land Securities Group PLC	6,288	47,360
Lloyds Banking Group PLC(1)	117,231	39,942
London Stock Exchange Group PLC	511	56,444
LondonMetric Property PLC	11,374	34,361
Marks & Spencer Group PLC	30,532	37,602
Meggitt PLC	3,859	13,483

Security	Shares	Value
Mondi PLC	3,379	$59,851
Moneysupermarket.com Group PLC	13,551	51,914
National Grid PLC	21,734	254,981
NCC Group PLC	21,199	47,696
Next PLC	582	41,079
Pearson PLC(2)	5,346	36,733
Persimmon PLC(1)	2,761	86,199
Phoenix Group Holdings PLC	2,631	22,593
QinetiQ Group PLC	8,311	33,268
Reckitt Benckiser Group PLC	1,454	145,792
RELX PLC	3,168	66,693
Rentokil Initial PLC(1)	5,526	38,551
Rightmove PLC	13,046	94,151
Rio Tinto PLC	3,415	207,878
Royal Dutch Shell PLC, Class A	14,319	209,280
Royal Mail PLC	6,900	14,429
RSA Insurance Group PLC	4,203	23,459
Safestore Holdings PLC	3,803	38,229
Sage Group PLC (The)	15,349	145,660
Segro PLC	8,635	109,356
Severn Trent PLC	3,397	108,253
Shaftesbury PLC	2,131	14,325
Spirax-Sarco Engineering PLC	358	47,841
Standard Life Aberdeen PLC	8,792	28,616
Tate & Lyle PLC	7,007	59,639
Taylor Wimpey PLC	12,334	19,026
Tritax Big Box REIT PLC	37,589	74,335
Unilever PLC	2,083	124,032
UNITE Group PLC (The)(1)	5,785	71,001
United Utilities Group PLC	9,445	110,767
Vodafone Group PLC	119,033	178,889
WH Smith PLC	1,016	12,488
Whitbread PLC	1,423	40,404
WM Morrison Supermarkets PLC	8,786	21,312

		$5,461,005

Total Common Stocks (identified cost $62,768,040)		$62,449,726

Rights (1) — 0.0%(5)

Security	Shares	Value
BUWOG AG(4)	1,234	$0
Cellnex Telecom S.A., Exp. 8/12/20	1,600	6,691

Total Rights (identified cost $0)		$6,691

Warrants (1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.9%

Description	Units/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22% (6)	128,058	$128,045
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (7)	450,165	450,165

Total Short-Term Investments (identified cost $578,210)		$578,210

Total Investments — 100.2% (identified cost $63,346,250)		$63,034,627

Other Assets, Less Liabilities — (0.2)%		$(139,966)

Net Assets — 100.0%		$62,894,661

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at July 31, 2020. The aggregate market value of securities on loan at July 31, 2020 was $2,296,929 and the total market value of the collateral received by the Portfolio was $2,420,116, comprised of cash of $450,165 and U.S. government and/or agencies securities of $1,969,951.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $1,932,553 or 3.1% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Staples	10.6%	$6,690,531
Industrials	10.5	6,574,096
Materials	10.1	6,384,199
Health Care	10.1	6,384,017
Consumer Discretionary	10.1	6,327,337
Financials	10.0	6,302,164
Information Technology	10.0	6,283,751
Communication Services	8.6	5,409,139
Utilities	7.5	4,693,185
Real Estate	7.3	4,565,904
Energy	4.5	2,842,094
Short-Term Investments	0.9	578,210

Total Investments	100.2%	$63,034,627

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate
Currency Abbreviations:

SGD	-	Singapore Dollar

The Portfolio did not have any open derivative instruments at July 31, 2020.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $128,045, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$343,801	$5,165,374	$(5,381,294)	$164	$—	$128,045	$1,430	128,058

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$484,411	$17,962,352		$0	$18,446,763
Developed Europe	578,172	42,101,515		0	42,679,687
Developed Middle East	182,320	1,140,956		—	1,323,276
Total Common Stocks	$1,244,903	$61,204,823	**	$0	$62,449,726
Rights	$6,691	$—		$0	$6,691
Warrants	—	—		0	0
Short-Term Investments	450,165	128,045		—	578,210
Total Investments	$1,701,759	$61,332,868		$0	$63,034,627

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.